Stockholder's Equity (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	8,040,000	6,000,000	5,318,151
Common stock, shares outstanding	8,040,000	6,000,000	5,318,151
Shares reserved to issue non consenting shareholders	185,053
Business acquisition equity ownership, percentage	100.00%
Business acquisition, number of shares exchanged	6,000,000
Share exchange agreement acquisition percentage	97.00%
Share exchange agreement shares issued to parent company	5,814,947
Share exchange agreement shares held by consenting shareholders of company	3,879,624
Share exchange agreement number of share cancellation	4,400,000
Share exchange agreement to record number of common shares in connection with acquisition, Shares	1,400,000
Share exchange agreement to record number of common shares in connection with acquisition, Value	$ 7,000,000
Share exchange agreement to record number of common shares in connection with acquisition, Per Share	$ 5
Share exchange agreement to record number of common shares in connection with offering, Shares	40,000
Share exchange agreemen to record number of common shares in connection with offering, Value	200,000
Share exchange agreement to record number of common shares in connection with offering, Per Share	$ 5
Common shares issued in payment of notes payable - related party, Value		926,386
Common shares issued in payment of note payable - related party, Value		1,770,757
Share exchange agreement, aggregate amount of common stock shares	185,053
Convertible Debt [Member]
Class of Stock [Line Items]
Common shares issued upon conversion of bond payable-related party and derivative liability at 9.00 per shares, December 2013, Value		1,500,000
Accrued Interest [Member]
Class of Stock [Line Items]
Common shares issued upon conversion of bond payable-related party and derivative liability at 9.00 per shares, December 2013, Value		179,612
Derivative Liability [Member]
Class of Stock [Line Items]
Common shares issued upon conversion of bond payable-related party and derivative liability at 9.00 per shares, December 2013, Value		673,736
Parent Company [Member]
Class of Stock [Line Items]
Common shares issued upon conversion of bond payable-related party and derivative liability at 9.00 per shares, December 2013, Shares		174,578
Common shares issued in payment of note payable - related party , Shares		184,051
Common Stock [Member]
Class of Stock [Line Items]
Common shares issued upon conversion of bond payable-related party and derivative liability at 9.00 per shares, December 2013, Shares		261,665
Common shares issued upon conversion of bond payable-related party and derivative liability at 9.00 per shares, December 2013, Value		26
Common shares issued in payment of notes payable - related party , Shares		144,321
Common shares issued in payment of notes payable - related party, Value		14
Common shares issued in payment of note payable - related party , Shares		275,863
Common shares issued in payment of note payable - related party, Value		$ 28